CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (38,090)	$ (5,023)
Other comprehensive income (loss):
Change in foreign currency translation	419	852
Cash Flow Hedge:
Unrealized gain from cash-flow hedges, net of taxes	548	131
Less: reclassification adjustment for net gains included in net income	(386)	(102)
Net change	162	29
Other comprehensive income:	581	881
Comprehensive loss	$ (37,509)	$ (4,142)